Income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Income and expenses
Sales by segment

	2017	2016	2015
	US$'000	US$'000	US$'000
Electrometallurgy - North America	541,143	521,192	10,062
Electrometallurgy - Europe	1,083,200	949,547	1,174,968
Electrometallurgy - South Africa	122,504	142,160	219,890
Other segments	60,199	90,337	129,123
Eliminations	(65,353)	(127,199)	(217,453)
Total	1,741,693	1,576,037	1,316,590

Sales by geographical area

	2017	2016	2015
	US$'000	US$'000	US$'000
Spain	253,991	201,403	221,558
Germany	245,152	241,046	230,996
Italy	94,590	90,267	120,016
Other EU Countries	340,877	236,746	314,078
USA	547,309	563,619	208,412
Rest of World	259,774	242,956	221,530
Total	1,741,693	1,576,037	1,316,590

Schedule of staff costs

	2017	2016	2015
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	222,733	212,098	133,868
Pension plan contributions	13,631	10,647	8,986
Employee benefit costs	65,599	73,654	63,015
Total	301,963	296,399	205,869

Schedule of depreciation and amortization charges, operating allowances and write-downs

	2017	2016	2015
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	8,440	12,649	4,547
Depreciation of property, plant and equipment (Note 9)	94,051	105,695	55,668
Change in impairment losses on uncollectible trade receivables (Note 10)	1,784	7,578	5,305
Change in inventory write-downs (Note 11)	405	—	917
Other	(151)	(245)	613
Total	104,529	125,677	67,050

Schedule of finance income

	2017	2016	2015
	US$'000	US$'000	US$'000
Finance income of related parties (Note 23)	224	74	425
Other finance income	3,484	1,462	671
Total	3,708	1,536	1,096

Schedule of finance costs

	2017	2016	2015
	US$'000	US$'000	US$'000
Interest on debt instruments	28,961	—	—
Interest on loans and credit facilities	15,834	18,630	15,318
Interest on note and bill discounting	7,403	1,503	1,697
Interest on interest rate swaps	2,689	2,525	2,618
Interest on finance leases	2,917	3,186	3,656
Trade receivables securitization expense (Note 10)	7,256	—	—
Other finance costs	352	4,407	7,116
Total	65,412	30,251	30,405

Schedule of changes in impairment losses

	2017	2016	2015
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 7)	30,618	194,612	—
Impairment of intangible assets (Note 8)	443	230	6,442
Impairment of property, plant and equipment (Note 9)	(104)	67,624	45,600
Impairment of non-current financial assets (Note 10)	—	5,623	—
Impairment losses	30,957	268,089	52,042

(Increase) decrease in fair value of biological assets (Note 28)	(7,504)	(1,891)	(1,336)
(Gain) loss on financial investments	—	—	2,248
Net (gain) loss due to changes in the value of assets	(7,504)	(1,891)	912

Schedule of (loss) gain on disposal of non-current assets

	2017	2016	2015
	US$'000	US$'000	US$'000
Loss on disposal of intangible assets	503	—	3,350
Gain on disposal of property, plant and equipment	(1,779)	(468)	(1,767)
Loss on disposal of property, plant and equipment	3,733	—	631
Loss on disposal of other non-current assets	1,859	128	—
Total	4,316	(340)	2,214